Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Current Assets
Cash and cash equivalents	$ 338		$ 2,566
Accounts receivable and accrued revenues	1,307		988
Risk management Assets, Current	707		56
Income tax receivable	509		562
Deferred income taxes			118
Total Current Assets	2,861		4,290
Natural gas & oil properties, based on full cost accounting
Proved properties	42,615		51,603
Unproved properties	6,133		1,068
Other	2,711		3,148
Property, plant and equipment	51,459		55,819
Less: Accumulated depreciation, depletion and amortization	(33,444)	[1]	(45,784)	[1]
Property, plant and equipment, net	18,015		10,035
Cash in Reserve	73		10
Other Assets	394		526
Risk Management Assets, Long-term	65		204
Deferred Income Taxes	296		939
Goodwill	2,917		1,644
Total Assets	24,621		17,648
Current Liabilities
Accounts payable and accrued liabilities	2,243		1,895
Income tax payable	15		29
Risk management Liabilities, Current	20		25
Current portion of long-term debt			1,000
Deferred income taxes	128		3
Total Current Liabilities	2,406		2,952
Long-Term Debt	7,340		6,124
Other Liabilities and Provisions	2,484		2,520
Risk Management Liabilities, Long-term	7		5
Asset Retirement Obligation	870		900
Deferred Income Taxes	1,829
Total Liabilities	14,936		12,501
Commitments and Contingencies
Shareholders' Equity
Share capital - authorized unlimited common shares, without par value 740.2 and 736.3 million shares issued and outstanding, respectively	2,450		2,445
Paid in surplus	1,358		15
Retained earnings	5,188		2,003
Accumulated other comprehensive income	689		684
Total Shareholders' Equity	9,685		5,147
Total Liabilities and Shareholders' Equity	$ 24,621		$ 17,648

[1]	Depreciation, depletion and amortization.